FINANCIAL INSTRUMENT RISK MANAGEMENT (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF FINANCIAL ASSETS

Financial assets included in the statement of financial position are as follows:

	Level in fair value hierarchy	April 30, 2023	October 31, 2022
Amortized cost:
Cash		$194,321	$72,921
Term deposit		-	18,506
Accounts receivable		152,604	175,256
		$346,925	$266,683

Financial assets included in the statement of financial position are as follows:

	Level in fair value hierarchy	October 31, 2022	October 31, 2021	January 31, 2021
Amortized cost:
Cash		$72,921	$14,530	$692,647
Term deposit		18,506	-	-
Accounts receivable		175,256	161,047	81,159
		$266,683	$175,577	$773,806

SCHEDULE OF FINANCIAL LIABILITIES

Financial liabilities included in the statement of financial position are as follows:

	Level in fair value hierarchy	April 30, 2023	October 31, 2022
Amortized cost:
Accounts payable and accrued expenses		$2,308,607	$1,345,288
Loans payable		2,336,222	-
Due to related party		311,774	-

FVTPL:
Warrant derivative liability	Level 3	1,107,775	1,242,580
		$6,064,378	$2,587,868

Financial liabilities included in the statement of financial position are as follows:

	Level in fair value hierarchy	October 31, 2022	October 31, 2021	January 31, 2021
Amortized cost:
Accounts payable and accrued expenses		$1,345,288	$3,366,062	$308,719
Loans payable		-	27,144	17,580

FVTPL:
Warrant derivative liability	Level 3	1,242,580	1,582,977	1,490,059
		$2,587,868	$4,976,183	$1,816,358

SCHEDULE OF UNOBSERVABLE INPUTS LIABILITY

For the fair values of the derivative liability, reasonably possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Six months ended April 30, 2023	Six months ended April 30, 2022
Volatility	20%	$435,415	$261,511

For the fair values of the derivative liability, reasonably possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		12 months ended October 31, 2022	9 months ended October 31, 2021	12 months ended January 31, 2021
Volatility	20%	$537,641	$258,303	$144,370

SCHEDULE OF ANALYSIS OF CONTRACTUAL MATURITIES FINANCIAL LIABILITIES

The following is an analysis of the contractual maturities of the Company’s financial liabilities as at April 30, 2023:

	Within one year	Between one and five years	More than five years
Accounts payable and accrued expenses	$2,308,607	$-	$-

The following is an analysis of the contractual maturities of the Company’s financial liabilities as at October 31, 2022:

	Within one year	Between one and five years	More than five years
Accounts payable and accrued expenses	$1,345,288	$-	$-